General (Guggenheim Transaction) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Number of aircraft	1,132
Gain on sale of assets	$ 37,497	$ 41,873	$ (46,421)
Guggenheim [Member]
Variable Interest Entity [Line Items]
Ownership percentage		19.40%
Gain on sale of assets		$ 10,500
Boeing 737-800 Aircraft [Member] | Guggenheim [Member]
Variable Interest Entity [Line Items]
Number of aircraft		8